UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSC Advisors L.P.
Address: 900 North Michigan Avenue
         Suite 1900
         Chicago, Illinois  60611

13F File Number:  28-11157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Bluhm
Title:     Manager of the General Partner
Phone:     312.915.2485

Signature, Place, and Date of Signing:

     Andrew Bluhm     Chicago, Illinois     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $81,792 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAG PHARMACEUTICALS INC       COM              00163U106     1025     2500 SH  PUT  SOLE                        0
AMAG PHARMACEUTICALS INC       COM              00163U106     9900   255604 SH       SOLE                   255604
ANIXTER INTL INC               COM              035290105     5045    84773 SH       SOLE                    84773
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW          049164205     5649   140150 SH       SOLE                   140150
CAPITALSOURCE INC              COM              14055X102     9533   775065 SH       SOLE                   775065
CF INDS HLDGS INC              COM              125269100      353      150 SH  PUT  SOLE                        0
DYNEGY INC DEL                 CL A             26817G102     6493  1813600 SH       SOLE                  1813600
DYNEGY INC DEL                 CL A             26817G102      502    14471 SH  CALL SOLE                        0
GENERAL STEEL HOLDINGS INC     COM              370853103      266      700 SH  PUT  SOLE                        0
GOOGLE INC                     CL A             38259P508     3605     9000 SH       SOLE                     9000
MASTERCARD INC                 CL A             57636Q104     1773    10000 SH       SOLE                    10000
MICRUS ENDOVASCULAR CORP       COM              59518V102     2854   204600 SH       SOLE                   204600
NABI BIOPHARMACEUTICALS        COM              629519109     1150   246855 SH       SOLE                   246855
OPENWAVE SYS INC               COM NEW          683718308     2397  1933438 SH       SOLE                  1933438
PHASE FORWARD INC              COM              71721R406     7851   375470 SH       SOLE                   375470
PPL CORP                       COM              69351T106    10240   276600 SH       SOLE                   276600
PROSHARES TR                   REAL EST PRO     74347R552     1925    25000 SH       SOLE                    25000
PROSHARES TR                   ULTRA FINL PRO   74347R743      370     1000 SH  PUT  SOLE                        0
SAVIENT PHARMACEUTICALS INC    COM              80517Q100     8175   548273 SH       SOLE                   548273
SAVIENT PHARMACEUTICALS INC    COM              80517Q100      219     3750 SH  CALL SOLE                        0
TARRAGON CORP                  COM              876287103      418  1548463 SH       SOLE                  1548463
URANIUM ENERGY CORP            COM              916896103     1097  1250000 SH       SOLE                  1250000
WACHOVIA CORP NEW              COM              929903102      930     1000 SH  PUT  SOLE                        0
ZBB ENERGY CORPORATION         COM              98876R204       22    10000 SH       SOLE                    10000